Offerings	Apr. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, Without Par Value
Amount Registered | shares	140,000,000
Proposed Maximum Offering Price per Unit	91.61
Maximum Aggregate Offering Price	$ 12,825,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,771,187.74
Offering Note	The maximum number of common shares issuable under the Abbott Laboratories 2026 Incentive Stock Program (the "Plan") is subject to adjustment in accordance with certain antidilution provisions of each such program. Accordingly, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement includes an indeterminate number of additional common shares that may be issuable if the antidilution provisions of the Plan become operative. Consists of common shares that are reserved for issuance in respect of awards to be granted under the Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant's common shares as reported on the New York Stock Exchange on April 23, 2026, which date is within five business days prior to filing this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, Without Par Value
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	91.61
Maximum Aggregate Offering Price	$ 1,374,150,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 189,770.12
Offering Note	The maximum number of common shares issuable under the Abbott Laboratories 2026 Employee Stock Purchase Plan For Non-U.S. Employees (the "ESPP") is subject to adjustment in accordance with certain antidilution provisions of each such program. Accordingly, pursuant to Rule 416 under the Securities Act, this registration statement includes an indeterminate number of additional common shares that may be issuable if the antidilution provisions of the ESPP become operative. Consists of common shares that are reserved for issuance under the ESPP. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant's common shares as reported on the New York Stock Exchange on April 23, 2026, which date is within five business days prior to filing this Registration Statement.